Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 7,294			₨ 7,226
Packing materials, stores and spares	2,394			2,315
Work-in-progress	7,175			6,614
Finished goods	12,226			12,374
Total Inventories	₨ 29,089	$ 447		₨ 28,529

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))